Properties (Tables)	12 Months Ended
Dec. 31, 2014
Net Properties

	2014	2014			2013
(in millions of Canadian dollars)	Average annual depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Track and roadway	2.5%	$14,515	$4,126	$10,389	$13,459	$3,877	$9,582
Buildings	3.1%	571	150	421	535	138	397
Rolling stock	2.3%	3,737	1,414	2,323	3,466	1,338	2,128
Information systems(1)	12.4%	631	297	334	679	338	341
Other	4.5%	1,489	518	971	1,372	493	879

Total		$20,943	$6,505	$14,438	$19,511	$6,184	$13,327

(1) During 2014, CP capitalized costs attributable to the design and development of internal-use software in the amount of $69 million (2013 – $85 million; 2012 – $105 million). Current year depreciation expense related to internal use software was $70 million (2013 – $84 million; 2012 – $78 million).

Capital Leases Included In Net Properties

Capital leases included in properties

	2014			2013
(in millions of Canadian dollars)	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Buildings	$1	$1	$–	$1	$1	$–
Rolling stock	311	87	224	511	195	316

Total assets held under capital lease	$312	$88	$224	$512	$196	$316